UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2007

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 56.93%					$70,810,694

(Cost $70,979,219)

Airlines 0.09%					116,672

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A-	113	116,672

Asset Management & Custody Banks 0.90%					1,115,908

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13
then variable) (S)	5.260	12-29-49	AA	1,130	1,115,908

Broadcasting & Cable TV 0.91%					1,128,826

Comcast Cable Communications Holdings, Inc.,
Gtd Note	8.375	03-15-13	BBB+	750	866,320
Comcast Corp.,
Gtd Note	5.900	03-15-16	BBB+	255	262,506

Casinos & Gaming 0.80%					999,386

Harrah's Operating Co., Inc.,
Gtd Sr Note	5.500	07-01-10	BB	525	518,437
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	175	169,628
Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB-	315	311,321

Construction and Engineering 0.14%					170,372

Owens Corning, Inc.,
Sr Note (S)	6.500	12-01-16	BBB-	165	170,372

Consumer Finance 1.78%					2,210,833

Capital One Capital IV,
Gtd Sub Bond	6.745	02-17-37	BBB-	170	172,888
CIT Group, Inc.,
Note	5.850	09-15-16	A	795	817,491
Ford Motor Credit Co.,
Note	7.375	10-28-09	B	705	710,292
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then
variable)	5.911	11-30-35	A	500	510,162

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Diversified Banks 0.86%					1,064,393

Banco Mercantil del Norte SA,
Sub Note (Mexico) (S)	6.862	10-13-21	Baa2	330	341,934
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to
04-15-15 then variable)
(Japan) (L)(S)	5.506	12-15-49	Baa1	370	359,492
Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then
variable) (United Kingdom) (S)	6.267	11-30-49	A	360	362,967

Diversified Commercial & Professional Services 0.42%					528,801

Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (S)	6.500	02-13-13	A-	500	528,801

Diversified Financial Services 2.05%					2,550,918

American Express Co.,
Note	6.800	09-01-66	A-	285	307,038
C8 Capital SPV Ltd.,
Perpetual Note (6.640% to 12-31-14
then variable) (Mexico) (S)	6.640	12-31-49	BBB-	330	332,756
Capital One Capital III,
Gtd Jr Sub Note	7.686	08-15-36	BBB-	205	231,367
Comerica Capital Trust II,
Gtd Bond (6.576% to 02-20-32 then
variable)	6.576	02-20-37	BBB+	170	170,922
Nissan Motor Acceptance Corp.,
Sr Note (S)	5.625	03-14-11	BBB+	385	387,808
SMFG Preferred Capital,
Bond (6.078% to 1-25-17 then
variable) (S)	6.078	01-25-49	BBB	285	288,312
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17
then variable) (Australia) (S)	8.485	12-31-49	Baa1	795	832,715

Electric Utilities 4.42%					5,500,541

Abu Dhabi National Energy Co.,
Bond (United Arab Emerites) (S)	6.500	10-27-36	A+	465	485,653
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	1,020	1,163,708
BVPS II Funding Corp.,
Collateralized Lease Bond	8.330	12-01-07	BBB-	262	262,037
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	240	238,011
HQI Transelect Chile SA,
Sr Note (Chile)	7.875	04-15-11	BBB-	800	858,245
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	388	424,081
Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB-	325	341,305
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	736	721,280

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB	500	506,889
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	482	499,332

Electronic Equipment Manufacturers 0.40%					504,310

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	480	504,310

Health Care Facilities 0.30%					371,350

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	365	371,350

Health Care Services 0.29%					363,698

WellPoint, Inc.,
Bond (L)	5.250	01-15-16	BBB+	365	363,698

Industrial Machinery 0.34%					423,109

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	400	423,109

Integrated Oil & Gas 0.34%					418,125

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	375	418,125

Integrated Telecommunication Services 1.00%					1,238,317

Bellsouth Corp.,
Bond	6.550	06-15-34	A	250	264,797
Deb	6.300	12-15-15	A	448	463,712
Sprint Capital Corp.,
Sr Gtd Note	6.875	11-15-28	BBB+	500	509,808

Investment Banking & Brokerage 1.42%					1,764,963

Goldman Sachs Group, Inc. (The),
Sub Note (L)	6.450	05-01-36	A+	355	370,804
Sub Note	5.625	01-15-17	A+	305	305,331
Merrill Lynch & Co., Inc.,
Sub Note	6.110	01-29-37	A+	275	274,635
Sub Note	6.050	05-16-16	A+	335	348,321
Mizuho Finance,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	440	465,872

Life & Health Insurance 0.24%					297,102

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	295	297,102

Multi-Line Insurance 1.33%					1,650,188

Axa SA,
Perpetual Sub Note (6.379% to
12-14-36 then variable)
(France) (S)	6.379	12-14-36	BBB	130	129,436

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Catlin Insurance Co. Ltd.,
Perpetual Note (7.249% to 01-19-17
then variable) (Bermuda) (S)	7.249	01-19-17	BBB	120	122,932
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	BBB+	210	211,164
Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	205	212,708
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	520	576,751
Zurich Capital Trust I,
Gtd Cap Security (S)	8.376	06-01-37	A-	380	397,197

Multi-Media 0.62%					774,375

News America Holdings,
Deb	9.500	07-15-24	BBB	600	774,375

Office Services & Supplies 0.28%					354,124

Xerox Corp.,
Sr Note	6.750	02-01-17	BB+	335	354,124

Oil & Gas Refining & Marketing 0.94%					1,170,343

Enterprise Products Operating LP,
Gtd Sr Note Ser B	6.375	02-01-13	BBB-	655	685,178
Premcor Refining Group, Inc., (The),
Sr Note	9.500	02-01-13	BBB	160	172,085
Gtd Sr Note	6.750	05-01-14	BBB	300	313,080

Oil & Gas Storage & Transportation 0.62%					766,172

Energy Transfer Partners LP,
Gtd Sr Note	5.950	02-01-15	Baa3	300	306,437
Sr Note	6.625	10-15-36	Baa3	185	195,327
ONEOK Partners LP,
Note	6.650	10-01-36	BBB	250	264,408

Paper Products 0.17%					210,050

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	210	210,050

Pharmaceuticals 0.82%					1,016,282

Wyeth,
Note	5.500	03-15-13	A	1,000	1,016,282

Property & Casualty Insurance 0.28%					344,418

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB-	320	344,418

Real Estate Management & Development 1.53%					1,902,485

Chelsea Property Group,
Note	6.000	01-15-13	A-	385	398,168
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	210	215,273

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

HRPT Properties Trust,
Sr Note	5.750	11-01-15	BBB	470	476,438
Nationwide Health Properties, Inc.,
Note	6.500	07-15-11	BBB-	230	236,963
Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	585	575,643

Regional Banks 0.86%					1,071,448

HSBC Capital Funding LP,
Perpetual Note (9.547% to 06-30-10
then variable) (Channel
Islands) (S)	9.547	12-29-49	A	500	563,081
Suntrust Capital VIII,
Bond (6.100% to 12-15-36 then
variable)	6.100	12-01-66	A-	515	508,367

Specialized Finance 0.56%					700,996

JPMorgan Chase Capital XX,
Jr Sub Note Ser T	6.550	09-29-36	A-	380	395,749
USB Realty Corp.,
Perpetual Bond (6.091% to 01-15-12
then variable) (S)	6.091	12-37-49	A+	300	305,247

Steel 0.18%					223,658

Reliance Steel & Aluminum Co.,
Gtd Note (S)	6.850	11-15-36	BBB-	215	223,658

Thrifts & Mortgage Finance 31.02%					38,589,165

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4
Class A5A	4.933	07-10-45	AAA	1,500	1,467,338
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.180	09-10-47	AAA	560	560,652
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.889	07-10-44	AAA	700	731,094
Mtg Pass Thru Ctf Ser 2006-5
Class A4	5.414	09-10-47	AAA	720	727,145
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.882	03-20-36	AAA	623	629,435
Bank of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600	07-10-46	AAA	640	653,451
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2006-1
Class 23A1 (P)	5.753	02-25-36	AAA	592	594,231

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Bear Stearns Commercial Mortgage Securities,
Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8
Class A2	4.830	08-15-38	AAA	790	778,308
Mtg Pass Thru Ctf Ser 2003-T10
Class A2	4.740	03-13-40	AAA	680	665,882
Mtg Pass Thru Ctf Ser 2006-PW14
Class D	5.412	12-11-38	A	320	318,176
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	711	696,104
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.866	12-25-35	AAA	531	535,337
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	367	360,098
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class A4 (P)	5.225	07-15-44	AAA	385	386,831
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.225	07-15-44	AA	185	184,149
Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3	5.707	06-10-46	AAA	500	515,176
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	470	470,728
Mtg Pass Thru Ctf Ser 2005-6
Class 2A1	5.500	04-25-35	Aaa	379	371,174
Mtg Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	283	286,325
Countrywide Home Loans Servicing LP,
Mtg Pass Thru Ctf Ser 2005-21
Class A1	5.500	10-25-35	Aaa	2,651	2,640,260
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class E (S)	6.065	11-15-36	Baa3	375	374,763
CS First Boston Mortgage Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-CPN1
Class A2	4.597	03-15-35	AAA	1,005	976,454
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class A2 (S)	5.779	06-20-31	AAA	515	526,566
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.223	12-25-34	AA	907	900,730
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.201	05-25-36	AA	185	187,594
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	265	262,209
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	235	237,867

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	1,161	1,171,419
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	5.646	04-19-36	AAA	393	394,955
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5
Class A2	5.117	04-10-37	AAA	765	765,707
Mtg Pass Thru Ctf Ser 2007-GG9
Class C	5.554	03-10-39	AA	230	231,138
Mtg Pass Thru Ctf Ser 2007-GG9
Class F (N)	5.633	03-10-39	A	130	130,646
GS Mortgage Securities Corp. II,
Mtg Pass Thru Ctf Ser 2006-GG8
Class A2	5.479	11-10-39	Aaa	785	795,823
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.633	08-25-34	AA	462	457,825
Mtg Pass Thru Ctf Ser 2006-AR1
Class 3A1 (P)	5.405	01-25-36	AAA	948	945,132
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	292	291,631
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.385	05-25-35	AA	343	342,809
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.432	08-25-36	AA	234	240,046
JP Morgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3
Class A4B	4.996	08-15-42	AAA	1,000	979,893
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	1,000	984,090
JP Morgan Commercial Mortgage Finance Corp.,
Mtg Pass Thru Ctf Ser 1997-C5
Class D	7.351	09-15-29	AA+	565	585,804
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	545	562,485
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	567	564,262
Mtg Pass Thru Ctf Ser 2006-A7
Class 2A5 (P)	5.864	01-25-37	Aa1	750	757,503
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf Ser 2006-A1
Class 2A1 (P)	6.182	03-25-36	AAA	830	844,245
Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1
Class A6 (P)	5.244	11-12-37	AAA	530	532,022

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Merrill Lynch/Countrywide Commercial Mtg Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class A4 (P)	5.910	06-12-46	AAA	735	771,221
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.414	07-12-46	Aaa	510	514,119
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.204	11-14-42	AAA	520	520,269
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A	5.230	09-15-42	AAA	755	753,141
Mtg Pass Thru Ctf Ser 2006-IQ12
Class E	5.538	12-15-43	A+	310	311,443
Mtg Pass Thru Ctf Ser 2006-T23
Class A4 (P)	5.810	08-12-41	AAA	410	428,896
Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF2
Class 4A	6.738	08-25-36	AAA	430	441,754
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.355	05-25-35	AA	213	209,433
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	440	435,460
Mtg Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	420	415,763
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.993	12-25-35	AAA	498	507,224
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	633	643,193
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class B (S)	5.565	11-15-35	Aa2	230	232,755
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	200	203,438
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	110	112,423
Sub Bond Ser 2006-1A Class E (S)	6.174	11-15-36	Baa3	665	667,538
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	391	395,715
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.672	04-25-35	AA	964	938,814
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	280	280,525
Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	387	380,074
Mtg Pass Thru Ctf Ser 2006-AR15
Class A3 (P)	5.680	10-25-36	Aaa	805	810,455

Wireless Telecommunication Services 1.02%					1,269,366

America Movil SA de CV,
Sr Note (Mexico)	5.750	01-15-15	BBB+	500	503,035

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	765	766,331

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 41.69%					$51,863,025
(Cost $51,609,934)

Government U.S. 6.82%					8,490,102

United States Treasury,
Bond	6.875	08-15-25	AAA	350	439,305
Bond (L)	4.500	02-15-36	AAA	910	882,558
Inflation Indexed Note (L)	2.375	04-15-11	AAA	3,741	3,777,480
Note (L)	4.250	11-15-13	AAA	1,990	1,958,751
Note (L)	4.625	11-15-16	AAA	900	903,973
Note (L)	4.625	02-15-17	AAA	525	528,035

Government U.S. Agency 34.87%					43,372,923

Federal Home Loan Mortgage Corp.,
30 Yr Adj Rate Pass Thru Ctf (P)	5.278	12-01-35	AAA	1,206	1,189,645
30 Yr Adj Rate Pass Thru Ctf (P)	5.159	11-01-35	AAA	1,259	1,236,905
30 Yr Adj Rate Pass Thru Ctf (P)	5.077	12-01-35	AAA	2,210	2,184,755
30 Yr Pass Thru Ctf	6.000	12-01-35	AAA	2,120	2,139,654
CMO REMIC 2489-PE	6.000	08-15-32	AAA	1,871	1,917,204
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,583	1,526,030
CMO REMIC 3153-NE	5.500	05-15-34	AAA	1,275	1,269,306
CMO REMIC 3184-PD	5.500	07-15-34	AAA	2,025	2,013,960
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,678	1,682,751
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	868	857,710
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	704	694,908
30 Yr Adj Rate Pass Thru Ctf (P)	6.196	03-01-14	AAA	4	3,746
30 Yr Adj Rate Pass Thru Ctf (P)	6.196	06-01-14	AAA	13	13,279
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	391	399,263
30 Yr Pass Thru Ctf (M)	6.500	02-01-37	AAA	2,270	2,314,299
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	1,391	1,404,329
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	5,163	5,207,962
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	2,614	2,636,542
30 Yr Pass Thru Ctf (M)	5.500	03-15-34	AAA	1,955	1,939,116
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	1,304	1,295,100
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	2,677	2,657,674
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	915	889,577
30 Yr Pass Thru Ctf	5.000	04-01-36	AAA	2,488	2,415,441
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	744	673,910
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	521	483,443
CMO REMIC 2006-57-PD	5.500	01-25-35	AAA	815	809,455
CMO REMIC 2006-64-PC	5.500	10-25-34	AAA	600	597,308
CMO REMIC 2006-65-HE	5.500	02-25-35	AAA	855	847,831
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	665	660,943
Note (L)	5.375	07-15-16	AAA	1,190	1,230,978
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	173	179,899

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 1.38%			$1,713,000

(Cost $1,713,000)

Joint Repurchase Agreement 1.38%			1,713,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald LP — Dated
2-28-07, due 3-1-07 (Secured by U.S. Treasury
Inflation Indexed Notes 1.875% due 7-15-13 and
2.000% due 7-15-14). Maturity value: $1,713,251	5.270	1,713	1,713,000

Total investments (Cost $124,302,153) 100.00%			$124,386,719

John Hancock
Investment Grade Bond Fund
Footnotes to Schedule of Investments
February 28, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of February 28, 2007.

(M) These securities having an aggregate value of $4,253,415, or 3.42% of the Fund's net assets, have been purchased as a forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $4,369,635 of Federal National Mortgage Association, 5.500%, 02-01-36 and Federal National Mortgage Association, 6.000%, 09-01-36 have been segregated to cover the forward commitments.

(N) This security having an aggregate value of $130,646 or 0.11% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $141,010 of Federal National Mortgage Association, 6.000%, 08-01-36 has been segregated to cover the when-issued commitments.

(P) Represents rate in effect on February 28, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,006,900 or 9.65% of the Fund's total investments as of February 28, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2007, including short-term investments, was $124,302,153. Gross unrealized appreciation and depreciation of investments aggregated $1,081,901 and $997,335, respectively, resulting in net unrealized appreciation of $84,566.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-597-1897** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q3 2/07
4/07

John Hancock

MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2007

John Hancock
Government Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 5.11%					$18,193,461

(Cost $18,160,281)

Thrifts & Mortgage Finance 5.11%					18,193,461

Bank of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600%	07-10-46	AAA	$1,805	1,842,935
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	1,737	1,758,138
Countrywide Home Loans Servicing LP,
Mtg Pass Thru Ctf Ser 2005-21
Class A1	5.500	10-25-35	Aaa	7,343	7,312,856
JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-S1
Class 1A4	6.000	12-25-35	AAA	1,080	1,089,129
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	1,772	1,800,942
Structured Asset Securities Corp.,
CMO REMIC 2003-30-1A1	5.500	10-25-33	AAA	4,459	4,389,461

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 90.35%					$321,800,752
(Cost $319,903,340)

Government U.S. 14.61%					52,035,326

United States Treasury,
Bond (L)	9.000%	11-15-18	AAA	$5,000	6,941,015
Bond (L)	6.875	08-15-25	AAA	6,790	8,522,509
Bond (L)	4.500	02-15-36	AAA	3,030	2,938,627
Inflation Indexed Note (L)	3.000	07-15-12	AAA	7,856	8,213,309
Inflation Indexed Note (L)	2.500	07-15-16	AAA	4,996	5,136,513
Inflation Indexed Note (L)	2.375	04-15-11	AAA	14,030	14,165,551
Note (L)	5.125	05-15-16	AAA	5,875	6,117,802

Government U.S. Agency 75.74%					269,765,426

Federal Home Loan Mortgage Corp. Gold,
30 Yr Pass Thru Ctf	6.500	08-01-36	AAA	9,191	9,367,039
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	7.500	11-01-12	AAA	394	408,433
15 Yr Pass Thru Ctf	5.500	10-01-19	AAA	1,134	1,138,097
30 Yr Adj Rate Pass Thru Ctf (P)	5.159	11-01-35	AAA	3,435	3,374,565
30 Yr Pass Thru Ctf	9.500	08-01-16	AAA	502	542,884
30 Yr Pass Thru Ctf	6.000	12-01-35	AAA	694	700,328

John Hancock
Government Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

CMO REMIC 2489-PE	6.000	08-15-32	AAA	5,000	5,123,065
CMO REMIC 3154-PM	5.500	05-15-34	AAA	4,000	3,978,871
CMO REMIC 3184-PD	5.500	07-15-34	AAA	4,110	4,087,593
CMO REMIC 3228-PL	5.500	10-15-34	AAA	8,928	8,843,433
Note	4.875	11-15-13	AAA	5,000	5,007,545
Federal National Mortgage Assn.,
Adj Rate Mtg (P)	5.804	12-01-35	AAA	8,714	8,735,696
Adj Rate Mtg (P)	5.505	01-01-36	AAA	8,015	8,011,911
Adj Rate Mtg (P)	5.327	12-01-35	AAA	2,539	2,525,752
Adj Rate Mtg (P)	5.293	01-01-36	AAA	12,307	12,105,187
15 Yr Pass Thru Ctf	9.000	02-01-10	AAA	30	30,760
15 Yr Pass Thru Ctf	7.500	01-01-15	AAA	283	293,504
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	8,260	8,282,964
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	7,040	6,956,725
15 Yr Pass Thru Ctf	5.000	08-01-20	AAA	2,409	2,380,141
30 Yr Pass Thru Ctf	8.500	09-01-24	AAA	23	24,682
30 Yr Pass Thru Ctf	8.500	10-01-24	AAA	273	292,824
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	5,931	6,049,470
30 Yr Pass Thru Ctf	6.500	02-01-37	AAA	9,815	10,006,730
30 Yr Pass Thru Ctf	6.000	01-01-34	AAA	1,756	1,771,640
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	1	523
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1,942	1,960,094
30 Yr Pass Thru Ctf	6.000	02-01-36	AAA	6,246	6,300,765
30 Yr Pass Thru Ctf	6.000	06-01-36	AAA	9,328	9,408,776
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	5,278	5,323,544
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	7,311	7,374,779
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	7,354	7,418,315
30 Yr Pass Thru Ctf (P)	5.849	12-01-36	AAA	8,996	9,097,687
30 Yr Pass Thru Ctf	5.500	03-15-34	AAA	18,850	18,696,844
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	3,634	3,608,104
30 Yr Pass Thru Ctf	5.500	07-01-36	AAA	9,146	9,073,090
30 Yr Pass Thru Ctf	5.000	03-01-36	AAA	14,514	14,090,254
CMO REMIC 1993-225-TK	6.500	12-25-23	AAA	5,032	5,363,720
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	2,634	2,549,394
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	2,976	2,695,639
CMO REMIC 2006-64-PC	5.500	10-25-34	AAA	3,965	3,947,209
CMO REMIC 2006-65-HE	5.500	02-25-35	AAA	6,035	5,984,400
Note	5.750	05-01-13	AAA	6,000	6,021,378
Note (L)	5.375	07-15-16	AAA	5,000	5,172,175
Note (L)	4.875	12-15-16	AAA	5,000	4,980,835
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	921	960,284
30 Yr Pass Thru Ctf	11.000	01-15-14	AAA	78	86,528
30 Yr Pass Thru Ctf	11.000	12-15-15	AAA	420	466,475
30 Yr Pass Thru Ctf	7.000	05-15-29	AAA	1,367	1,424,727
Small Business Administration,
Pass Thru Ctf Ser 02-20K	5.080	11-01-22	AAA	4,479	4,486,241
Pass Thru Ctf Ser 05-20F	4.570	06-01-25	AAA	4,583	4,437,503
Pass Thru Ctf Ser 05-20G	4.750	07-01-25	AAA	4,607	4,508,458
Pass Thru Ctf Ser 05-20I	4.760	09-01-25	AAA	4,751	4,651,871
Pass Thru Ctf Ser 05-20J	5.090	10-01-25	AAA	4,788	4,778,811
Pass Thru Ctf Ser 05-20K	5.360	11-01-25	AAA	4,803	4,857,164

John Hancock
Government Income Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 4.54%			$16,181,000

(Cost $16,181,000)

Joint Repurchase Agreement 4.54%			16,181,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald LP — Dated
2-28-07, due 3-1-07 (secured by U.S. Treasury
Inflation Indexed Notes 1.875% due 7-15-13 and
2.000% due 7-15-14). Maturity value: $16,183,369	5.270%	16,181	16,181,000

Total investments (Cost $354,244,621) 100.00%			$356,175,213

John Hancock
Government Income Fund
Footnotes to Schedule of Investments
February 28, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(L) All or a portion of this security is on loan as of February 28, 2007.

(P) Represents rate in effect on February 28, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

The cost of investments owned on February 28, 2007, including short-term investments, was $354,244,621. Gross unrealized appreciation and depreciation of investments aggregated $3,560,499 and $1,629,907, respectively, resulting in net unrealized appreciation of $1,930,592.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-597-1897** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q3 2/07
4/07

John Hancock

MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2007

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 72.15%					$855,898,006
(Cost $849,790,567)

Advertising 1.17%					13,887,500

Vertis, Inc.,
Gtd Sr Note Ser B	10.875%	06-15-09	CCC	$5,000	5,100,000
Sub Note (S)	13.500	12-07-09	Caa3	9,250	8,787,500

Aerospace & Defense 0.80%					9,441,825

AAR Corp.,
Note	6.875	12-15-07	BB	9,000	9,000,000
TransDigm, Inc.,
Sr Sub Note (S)	7.750	07-15-14	B-	430	441,825

Airlines 19.13%					226,957,114

Alaska Airlines, Inc.,
Equip Trust (G)	10.150	02-01-11	B	1,074	1,052,787
Equip Trust Ctf Ser A	9.500	04-12-10	B+	5,933	5,634,147
Equip Trust Ctf Ser D	9.500	04-12-12	B+	4,218	3,887,088
American Airlines, Inc.,
Equip Trust Ser 1990-K	9.930	06-15-10	CCC+	1,500	1,524,375
Equip Trust Ser F	10.800	03-15-07	B-	1,354	1,355,692
Equip Trust Ser G	10.800	03-15-07	B-	1,354	1,354,846
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	B-	2,867	2,866,525
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07-30-14	CCC+	5,081	5,208,025
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	B-	2,036	1,964,411
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	B-	4,211	4,263,637
AMR Corp.,
Conv Sr Note (S)	4.250	09-23-23	CCC+	6,900	14,119,125
Conv Sr Note	4.250	09-23-23	CCC+	4,540	9,289,975
GOL Finance,
Gtd Note (Brazil) (S)	8.750	04-29-49	Ba2	6,195	6,117,562
KLM Royal Dutch Airlines NV,
Sr Sub Deb (Switzerland) (D)(G)	2.125	12-29-49	B-	1,680	724,992
Northwest Airlines, Inc.,
Conv Sr Note (H)	8.700	11-15-23	D	35,160	32,347,200
Gtd Conv Sr Note (H)	Zero	05-15-23	D	14,500	13,358,125
Gtd Note (H)	8.700	03-15-07	D	7,900	7,366,750
Gtd Sr Note (H)	10.000	02-01-09	D	2,605	2,448,700
Gtd Sr Note (H)	9.875	03-15-07	D	27,705	26,666,063
NWA Trust,
Note Ser C	11.300	12-21-12	CCC+	7,052	7,404,924
UAL Corp.,
Conv Bond (G)	5.000	02-01-21	B-	16,780	18,902,670
Gtd Conv Sr Sub Note (G)(S)	4.500	06-30-21	Caa1	24,430	33,530,175
United Air Lines, Inc.,
Pass Thru Ctf Ser 2000-2 Class C	7.762	04-01-07	CC	20,436	18,929,160
US Airways, Inc.,
Pass Thru Ctf Ser 1998-1 Class C	6.820	01-30-14	B+	7,297	6,640,160

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Auto Parts & Equipment 0.41%					4,860,000

Exide Technologies,
Sr Sec Note Ser B	10.500	03-15-13	CC	4,800	4,860,000

Broadcasting & Cable TV 8.84%					104,830,422

Canadian Satellite Radio Holdings,
Inc.,
Sr Note (Canada) (G)	12.750	02-15-14	CCC+	13,500	13,871,250
CCO Holdings, LLC/CCO Holdings Capital
Corp.,
Sr Note	8.750	11-15-13	CCC-	10,000	10,400,000
Charter Communications Holdings,
LLC/Charter Communications Holdings
Capital Corp.,
Sr Note	10.750	10-01-09	CCC-	17,700	17,700,000
Charter Communications Holdings I,
LLC,
Gtd Sr Note	12.125	01-15-15	CCC-	3,050	3,011,875
Gtd Sr Note (G)	11.000	10-01-15	CCC-	1,720	1,784,500
Gtd Sr Sec Note	11.000	10-01-15	CCC-	344	357,760
Charter Communications Holdings II,
LLC/Charter Communications II Capital
Corp.,
Sr Note	10.250	09-15-10	CCC-	5,000	5,262,500
Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step Coupon
(14.00%, 04-01-10) (G)(O)(S)	Zero	04-01-13	CCC	3,600	2,286,000
Nexstar Finance, Inc.,
Sr Sub Note	7.000	01-15-14	CCC+	4,200	4,053,000
Pegasus Satellite Communications,
Inc.,
Sr Disc Note (G)(H)	13.500	03-01-07	D	9,200	11,500
Sr Note (G)(H)(L)(S)	11.250	01-15-10	D	10,250	896,875
Xanadoo Co.,
Sr Note Ser B (G)(H)	12.500	08-01-07	D	13,525	1,183,437
XM Satellite Radio, Inc.,
Gtd Sr Note (P)	9.860	05-01-13	CCC	8,080	7,979,000
Gtd Sr Note	9.750	05-01-14	CCC	15,290	15,442,900
Sr Sec Note (G)	10.000	06-01-13	CCC+	3,000	3,075,000
XM Satellite Radio Holdings, Inc.,
Conv Sr Note	1.750	12-01-09	CCC-	20,190	17,514,825

Casinos & Gaming 6.28%					74,540,505

Great Canadian Gaming Corp.,
Sr Sub Note (Canada) (S)	7.250	02-15-15	B+	925	938,875
Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	9.000	03-15-12	B	9,605	10,037,225
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	515	540,750
Little Traverse Bay Bands of Odawa
Indians,
Sr Note (S)	10.250	02-15-14	B	7,900	8,137,000

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Majestic Holdco, LLC,
Gtd Sr Sec Note, Step Coupon (12.50%,
10-15-08) (O)(S)	Zero	10-15-11	CCC+	10,000	6,900,000
Majestic Star Casino, LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	3,750	3,946,875
Majestic Star Casino, LLC/Majestic
Star Casino Capital II, LLC,
Sr Note	9.750	01-15-11	CCC+	2,500	2,400,000
Mandalay Resort Group,
Sr Sub Note	9.375	02-15-10	B+	50	53,375
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	350	366,625
Gtd Sr Sub Note Ser B	9.000	06-01-12	B-	2,200	2,304,500
Riviera Holdings Corp.,
Gtd Sr Note	11.000	06-15-10	B	7,000	7,350,000
Seminole Hard Rock Entertaiment,
Sr Sec Note (P)(S)	7.848	03-15-14	BB	2,850	2,867,812
Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB	3,755	3,783,162
Sr Note Ser B	7.250	05-01-12	BB	3,925	3,954,437
Silver Slipper Casino,
Note (B)(G)	13.000	12-17-09	Caa1	4,373	4,522,434
Trump Entertainment Resorts, Inc.,
Gtd Sec Note	8.500	06-01-15	B-	7,166	7,165,895
Turning Stone Resort & Casino,
Sr Note (S)	9.125	09-15-14	B+	2,090	2,173,600
Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	BB-	6,712	7,097,940

Commercial Printing 1.24%					14,732,588

Quebecor World Capital Corp.,
Gtd Sr Note (Canada)	6.125	11-15-13	B+	7,385	6,849,588
Gtd Sr Note (Canada)	4.875	11-15-08	B+	6,145	5,991,375
Sr Note (Canada) (S)	8.750	03-15-16	B+	1,850	1,891,625

Commodity Chemicals 0.65%					7,650,255

Applied Extrusion Technologies, Inc.,
Sr Note (B)(G)(L)(S)	12.000	03-15-12	CCC+	536	493,455
Braskem SA,
Note (Brazil) (S)	11.750	01-22-14	BB	5,600	7,156,800

Construction & Engineering 0.65%					7,717,500

Odebrecht Overseas Ltd.,
Gtd Note (Bahamas) (G)(S)	11.500	02-25-09	B+	7,000	7,717,500

Diversified Commercial & Professional Services 0.74%					8,818,630

MSX International, Inc.,
Gtd Sr Sub Note	11.375	01-15-08	CCC-	3,500	3,088,750
Muzak, LLC/Muzak Finance Corp.,
Gtd Sr Sub Note	9.875	03-15-09	CCC-	7,346	5,729,880

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Diversified Metals & Mining 2.07%					24,532,896

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	10.125	02-01-10	BB+	20,285	21,147,113
Katanga Mining Ltd.,
Sub Note (Canada) (D)(G)	14.000	11-30-13	B-	4,000	3,385,783

Drug Retail 0.81%					9,559,350

Duane Reade, Inc.,
Sr Sub Note	9.750	08-01-11	CC	9,855	9,559,350

Electric Utilities 0.82%					9,784,600

Orion Power Holdings, Inc.,
Sr Note	12.000	05-01-10	B	8,435	9,784,600

Environmental & Facilities Services 1.39%					16,506,000

Allied Waste Industries, Inc.,
Conv Sr Sub Deb	4.250	04-15-34	B+	17,040	16,188,000
Casella Waste Systems, Inc.,
Sr Sub Note	9.750	02-01-13	B	300	318,000

Food Distributors 0.43%					5,086,800

Mastellone Hermanos SA,
Gtd Sr Note Ser A-2 (Argentina) (G)	8.000	06-30-12	B	6,480	5,086,800

Foreign Government 0.60%					7,060,802

Brazil, Federative Republic of,
Bond (Brazil) (D)	12.500	01-05-16	BB	13,095	7,060,802

Forest Products 0.15%					1,812,362

Tembec Industries, Inc.,
Gtd Sr Note (Canada)	8.500	02-01-11	CCC-	2,470	1,812,362
Health Care Services 0.53%					6,321,250

Alliance Imaging, Inc.,
Sr Sub Note	7.250	12-15-12	B-	6,500	6,321,250
Home Furnishings 0.00%					0

Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)(H)	Zero	03-15-08	D	4,875	0
Housewares & Specialties 0.69%					8,213,900

Vitro SA de CV,
Sr Note (Mexico)	11.750	11-01-13	B	2,500	2,787,500
Sr Note (Mexico) (S)	9.125	02-01-17	B	5,320	5,426,400
Insurance Brokers 0.00%					50,000

SIG Capital Trust I,
Gtd Trust Preferred Security (B)(H)	9.500	08-15-27	D	5,000	50,000

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Integrated Telecommunication Services 0.21%					2,441,088

Terrestar Networks, Inc.,
Sr Sec Note, Payment-In-Kind (G)(S)	15.000	02-15-14	CCC	2,435	2,441,088

Leisure Facilities 2.89%					34,304,738

AMC Entertainment, Inc.,
Gtd Sr Note (P)	9.610	08-15-10	Ba3	6,080	6,270,000
Sr Sub Note (L)	9.500	02-01-11	CCC+	9,699	9,699,000
Sr Sub Note	8.000	03-01-14	CCC+	2,000	2,050,000
Pure Management Group (The),
Sr Bridge Note (G)	12.000	07-31-07	B3	1,250	1,250,000
TDS Investor Corp.,
Sr Note (S)	9.875	09-01-14	B-	14,085	15,035,738

Managed Health Care 0.84%					10,020,000

HealthSouth Corp.,
Sr Note (P)(S)	11.354	06-15-14	CCC+	5,000	5,550,000
Sr Note (S)	10.750	06-15-16	CCC+	4,000	4,470,000

Marine 0.75%					8,865,000

Minerva Overseas Ltd.,
Gtd Note (Cayman Islands) (S)	9.500	02-01-17	B	8,865	8,865,000

Metal & Glass Containers 0.47%					5,586,040

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	4,900	5,145,000
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	300	314,250
Gtd Sr Sec Note	8.875	02-15-09	BB-	124	126,790

Movies & Entertainment 0.44%					5,250,825

Cinemark, Inc.,
Sr Disc Note, Step Coupon (9.75%,
03-15-09) (O)	Zero	03-15-14	CCC+	3,110	2,791,225
Marquee Holdings, Inc.,
Sr Disc Note Ser B, Step Coupon
(12.00%, 08-15-09) (O)	Zero	08-15-14	CCC+	2,795	2,459,600

Oil & Gas Exploration & Production	0.47%				5,593,750

McMoRan Exploration Co.,
Conv Sr Note (G)(S)	6.000	07-02-08	B-	4,500	5,034,375
Conv Sr Note (G)	6.000	07-02-08	B-	500	559,375

Other Diversified Financial Services	0.48%				5,663,262

Buffalo Thunder Development Authority,
Sr Sec Note (S)	9.375	12-15-14	B	5,485	5,663,262

Packaged Foods & Meats 0.31%					3,703,500

ASG Consolidated, LLC/ASG Finance,
Inc.,

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Sr Disc Note, Step Coupon (11.50%,
11-01-08) (O)	Zero	11-01-11	B-	4,115	3,703,500

Paper Packaging 1.94%					22,998,125

Graphic Packaging International, Inc.,
Sr Sub Note	9.500	08-15-13	B-	6,000	6,397,500
MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	2,800	2,971,500
Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	10,500	10,854,375
Sr Note	8.375	07-01-12	CCC+	300	306,000
Stone Container Finance Co. of Canada
II,
Gtd Sr Note (Canada)	7.375	07-15-14	CCC+	2,500	2,468,750

Paper Products 2.41%					28,595,607

Abitibi-Consolidated Co. of Canada,
Gtd Sr Note (Canada)	8.375	04-01-15	B+	3,240	3,150,900
Abitibi-Consolidated, Inc.,
Deb (Canada)	8.850	08-01-30	B+	3,000	2,760,000
Deb (Canada)	7.400	04-01-18	B+	3,500	3,080,000
Advance Agro Capital BV,
Gtd Sr Note (Thailand)	13.000	11-15-07	B-	7,000	7,218,750
APP Finance (II) Mauritius Ltd.,
Gtd Bond (Mauritius) (G)(H)	Zero	12-29-49	D	7,500	37,500
Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (Mauritius) (G)(H)	Zero	07-01-07	D	6,000	1,200,000
Newark Group, Inc.,
Sr Sub Note	9.750	03-15-14	B-	4,725	4,961,250
Pope & Talbot, Inc.,
Deb	8.375	06-01-13	CCC	1,561	1,377,582
Sr Note	8.375	06-01-13	CCC	5,450	4,809,625

Personal Products 0.01%					79,375

Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	Zero	05-01-08	D	3,175	79,375

Photographic Products 0.05%					540,000

PCA, LLC/PCA Finance Corp.,
Gtd Sr Note (G)(H)	11.875	08-01-09	D	3,000	540,000

Specialized Finance 2.11%					24,972,653

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	10,405	10,405,000
UCAR Finance, Inc.,
Gtd Sr Note (L)	10.250	02-15-12	B-	13,841	14,567,653

Specialty Chemicals 0.95%					11,268,200

American Pacific Corp.,
Sr Note (S)	9.000	02-01-15	B	10,940	11,268,200

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Steel 2.02%					23,999,091

LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)	11.750	11-15-09	D	9,700	14,550
Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	12,600	12,852,000
WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	11,217	11,132,541

Thrifts & Mortgage Finance 1.12%					13,287,958

DB Master Finance LLC,
Sub Bond Ser 2006-1-M1 (S)	8.285	06-20-31	BB	4,430	4,535,230
SBA CMBS Trust,
Sub Bond Ser 2006-1A-H (S)	7.389	11-15-36	Ba3	4,645	4,678,650
Sub Bond Ser 2006-1A-J (S)	7.825	11-15-36	B1	4,045	4,074,078

Tobacco 1.11%					13,191,700

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B	3,850	4,196,500
North Atlantic Holdings, Inc.,
Sr Disc Note, Step Coupon (12.25%,
03-01-08) (O)	Zero	03-01-14	Ca	1,300	936,000
North Atlantic Trading Co., Inc.,
Sr Note	9.250	03-01-12	Caa2	8,832	8,059,200

Water Utilities 0.55%					6,480,000

Compania de Saneamento Basico do
Estado de Sao Paulo,
Note (Brazil) (S)	12.000	06-20-08	BB-	6,000	6,480,000

Wireless Telecommunication Services 5.62%					66,692,795

American Cellular Corp.,
Sr Note Ser B	10.000	08-01-11	CCC	1,205	1,281,819
Centennial Communications Corp.,
Sr Note	10.000	01-01-13	CCC	4,705	5,081,400
Dobson Cellular Systems, Inc.,
Gtd Sr Sec Note	8.375	11-01-11	B	1,860	1,976,250
Dobson Communications Corp.,
Sr Note	8.875	10-01-13	CCC	32,990	34,020,938
Rural Cellular Corp.,
Sr Sub Note	9.750	01-15-10	CCC	23,710	24,332,388

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Capital preferred securities 0.36%					$4,207,035

(Cost $3,890,000)

Regional Banks 0.36%					4,207,035

CSBI Capital Trust I, 11.75%, Ser A,
06-06-27 (B)(G)			B-	3,890	4,207,035

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 13.64%		$161,817,162

(Cost $143,430,568)

Airlines 1.60%		19,006,007

Air France-KLM, American Depositary
Receipt (ADR) (France)	118,387	5,119,054
ATA Holdings Corp. (I)	382,783	6,005,108
Pinnacle Airlines Corp. (I)	439,100	7,881,845

Aluminum 0.01%		129,790

Golden Northwest Aluminum, Inc.
(Class A) (B)(I)	43	289
Golden Northwest Aluminum, Inc.
(Class B) (B)(I)	19,271	129,501

Broadcasting & Cable TV 4.03%		47,793,734

Adelphia Communications Corp. (Escrow
Account) (I)	5,985	1,885,275
Canadian Satellite Radio Holdings,
Inc. (Class A) (Canada) (I)	20,000	113,428
Charter Communications, Inc.
(Class A) (I)	1,700,000	5,117,000
Comcast Corp. (Special Class A) (I)	765,000	19,469,250
Time Warner Cable, Inc. (Class A) (I)	132,121	5,119,689
WorldSpace, Inc. (Class A) (I)	30,000	117,900
XM Satellite Radio Holdings, Inc.
(Class A) (I)	1,112,200	15,971,192

Casinos & Gaming 1.04%		12,297,500

Gabrielino Tribal Gaming Authority
(Execution Investment) (B)(I)	90,000	90,000
Gabrielino Tribal Gaming Authority
(Gaming Revenue Investment) (B)(I)	125,000	125,000
Isle of Capris Casinos, Inc. (I)	450,000	12,082,500

Commodity Chemicals 1.00%		11,914,210

Applied Extrusion Technologies, Inc.
(Class A) (B)(I)(L)	51,082	968,469
Great Lakes Carbon Income Fund (Canada)	1,088,586	10,945,741

Diversified Metals & Mining 1.49%		17,666,320

Freeport-McMoRan Copper & Gold, Inc.
(Class B)	307,722	17,666,320

Electric Utilities 0.00%		0

Mirant Corp. (B)(I)	10,500,000	0

Environmental & Facilities Services 1.21%		14,309,843

Allied Waste Industries, Inc. (I)	950,141	12,180,808
Kaiser Group Holdings, Inc. (I)	81,949	2,129,035

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Food Distributors 0.00%		188

RAB Holdings, Inc. (B)(I)	188	188

Hotels, Resorts & Cruise Lines 0.02%		247,101

Sunterra Corp. (I)	20,188	247,101

Industrial Machinery 0.00%		0

Glasstech, Inc. (Class B) (B)(I)(W)	4,430	0
Glasstech, Inc. (Class C) (B)(I)	10	0

Integrated Telecommunication Services 0.84%		9,913,401

Chunghwa Telecom Co., Ltd., ADR
(Taiwan)	513,914	9,913,401

Oil & Gas Exploration & Production 0.19%		2,267,886

Dominion Petroleum Ltd. (Bermuda) (I)	4,060,463	2,267,886

Other Diversified Financial Services		730,039

Adelphia Contingent Value Vehicle,
Ser ACC-1 (I)	8,722,093	730,039

Paper Products 0.16%		1,885,850

APP China Group Ltd. (Bermuda) (B)(I)	37,717	1,885,850

Publishing 0.55%		6,545,000

MediaNews Group, Inc. (I)	29,750	6,545,000

Specialized Consumer Services 0.16%		1,890,000

Paragon Shipping, Inc. (I)	180,000	1,890,000

Specialty Chemicals 0.17%		2,069,160

American Pacific Corp. (I)	200,500	2,069,160

Steel 0.02%		252,544

Haynes International, Inc. (I)	3,946	252,544

Wireless Telecommunication Services 1.09%		12,898,589

Sprint Nextel Corp.	633,751	12,218,719
USA Mobility, Inc.	35,081	679,870

	Par value
Issuer, description	(000)	Value

Lessor equipment trust certificates 0.00%		$6,061

(Cost $0)

Airlines 0.00%		6,061

US Airways, Inc.,
Lessor Equip Trust Ctf (N436US) (N437US)
(N528US) (N651US) (N652US) (B)(H)	$606	6,061

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 4.33%			$51,420,162

(Cost $55,416,126)

Broadcasting & Cable TV 0.74%			8,758,383

Granite Broadcasting Corp., 12.75%,
Payment-In-Kind (I)	C	11,710	901,670
Pegasus Satellite Communications,
Inc., 12.75%, Ser B (G)(H)	D	4,831	0
Xanadoo, 6.50%, Ser C (G)	D	345,350	7,856,713

Food Distributors 0.00%			11,850

RAB Holdings, Inc., 11.00%, Ser C
(B)(G)(I)	D	79	11,850

Forest Products 0.88%			10,495,172

TimberWest Forest Corp., Unit (Common
Stock, Preferred Shares & Sub Note)
(Canada) (G)		729,900	10,495,172

Industrial Machinery 0.13%			1,582,862

Glasstech, Inc., 12.75%, Ser B (B)(G)	B	4,475	1,439,249
Glasstech, Inc., Ser A (B)(G)(I)	B	144	143,613
Glasstech, Inc., Ser C (B)(G)(I)	B-	11	0

Marine 0.00%			0

Pacific & Atlantic Holdings, Inc.
(B)(G)(I)	CCC	99,231	0

Wireless Telecommunication Services 2.58%			30,571,895

Rural Cellular Corp., 12.25%,
Payment-In-Kind	D	26,642	29,905,645
Rural Cellular Corp., 11.375%, Ser B
(I)	Caa2	533	666,250

Issuer, description		Shares	Value
Royalty trusts 1.24%			$14,678,909

(Cost $9,605,156)

Diversified Metals & Mining 1.24%			14,678,909

GLC Carbon USA, Inc./GLC
Securityholder, LLC (Common Stock &
Promissory Note) (Canada)		1,456,241	14,678,909

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 0.21%					$2,520,340

(Cost $2,000,000)

Other Revenue 0.21%					2,520,340

Dallas-Fort Worth Texas International
Airport Facility Improvement Corp.,
Rev Ref Airport Facil Imp	9.125%	05-01-29	CCC+	$2,000	2,520,340

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche loans 3.52%					$41,810,674

(Cost $41,900,988)

Airlines 1.53%					18,159,390

Delta Air Lines, Inc.,
Tranche C (Fac LN231265), 03-16-08 (G)			B-	$15,000	15,150,000
United Air Lines, Inc.,
Tranche B (Fac LN316631), 02-01-14 (G)			B1	3,000	3,009,390

Apparel, Accessories & Luxury Goods 0.77%					9,116,547

Hanesbrands, Inc.,
Tranche B (Fac LN284920), 09-05-13			Ba2	6,483	6,604,047
HBI Branded Apparel Ltd., Inc.,
Tranche (2nd Lien Fac), 04-15-14			B1	2,500	2,512,500

Diversified Metals & Mining 0.84%					9,992,237

Thompson Creek Metals Co.,
Tranche A (1st Lien Note), 11-01-12 (B)			B	9,992	9,992,237

Education Services 0.21%					2,525,000

Riverdeep Interactive Learning Ltd.,
Tranche B (Fac LN304747), 11-28-13			B	2,500	2,525,000

Electrical Components & Equipment 0.17%					2,017,500

Baldor Electric Co.,
Tranche BEZ (Fac LN313697), 01-31-14			Ba3	2,000	2,017,500

Issuer				Shares	Value

Warrants 0.13%					$1,548,514

(Cost $3,608,017)

Airlines 0.10%					1,205,400

Air France-KLM (France) (I)				107,625	1,205,400

Broadcasting & Cable TV 0.01%					74,800

XM Satellite Radio, Inc. (I)				9,350	74,800

Casinos & Gaming 0.00%					0

Silver Slipper Casino (B)(I)				1,929	0

John Hancock
High Yield Fund
Securities owned by the Fund on
February 28, 2007 (unaudited)

Diversified Metals & Mining 0.02%			238,796

Doe Run Resources Corp. (B)(I)		1	0
Katanga Mining Ltd. (Canada) (I)		80,000	238,796

Food Retail 0.00%			13,187

Pathmark Stores, Inc. (I)		62,796	13,187

Hotels, Resorts & Cruise Lines 0.00%			16,050

Sunterra Corp. (B)(I)		30,283	16,050

Textiles 0.00%			281

HF Holdings, Inc. (B)(I)		28,092	281

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 4.42%			$52,421,000

(Cost $52,421,000)

Joint Repurchase Agreement 4.42%			52,421,000

Investment in a joint repurchase
agreement transaction with Cantor
Fitzgerald & Co. — Dated 2-28-07 due
3-1-07 (secured by U.S. Treasury
Inflation Indexed Notes 1.875% due
7-15-13 and 2.000% due 7-15-14).
Maturity value: $52,428,674	5.270%	52,421	52,421,000

Total investments (Cost $1,162,062,422) 100.00%			$1,186,327,863

John Hancock
High Yield Fund
Footnotes to Schedule of Investments
February 28, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $24,175,487 or 2.04% of the Fund's total investments as of February 28, 2007.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of February 28, 2007.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $223,540,715 or 18.84% of the Fund's total investments as of February 28, 2007.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on February 28, 2007, including short-term investments, was $1,162,062,422. Gross unrealized appreciation and depreciation of investments aggregated $133,656,529 and $109,391,088, respectively, resulting in net unrealized appreciation of $24,265,441.

Footnotes to Schedule of Investments - Page 1

John Hancock
High Yield Fund
Forward foreign currency exchange contracts
February 28, 2007 (unaudited)

	Principal amount		Appreciation
Currency	covered by contract	Expiration month	(depreciation)

BUYS
Canadian Dollar	2,360,000	March 2007	(11,266)

			($11,266)
SELLS
Canadian Dollar	42,105,000	March 2007	(232,567)
Pound Sterling	1,160,000	March 2007	32,199
Swiss Franc	1,000,000	March 2007	(9,878)

			($210,246)

Forward foreign currency exchange contracts

John Hancock
High Yield Fund
Interest rate swap contracts
February 28, 2007 (unaudited)

		Rate type

Notional	Payments received		Payments made	Termination
amount	by Fund		by Fund	date	Appreciation

$5,600,000	5.451%	(a)	3-month LIBOR	May 2013	$131,299
5,000,000	5.413%	(a)	6-month LIBOR	June 2014	115,323

					$246,621

(a) Fixed rate

Interest rate swap contracts

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-597-1897** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q3 2/07
4/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date: April 30, 2007

By: /s/ John G. Vrysen
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John G. Vrysen
Chief Financial Officer

Date: April 30, 2007